Stockholders' Equity - Schedule of Restricted Stock Units (Detail) - shares	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance	3,000	118,000	84,000
Issuance of restricted stock units		89,000	78,000
Vesting of restricted stock units	(1,000)	(70,000)	(44,000)
Forfeiture of restricted stock units		(31,000)
Ending balance	2,000	3,000	118,000
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance	106,000
Ending balance		106,000
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance	2,000	78,000	0
Issuance of restricted stock units			78,000
Vesting of restricted stock units	(2,000)	(4,000)
Forfeiture of restricted stock units		(8,000)
Ending balance	0	2,000	78,000
Restricted Stock Units [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance	66
Ending balance		66